Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Harbor Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Money Market FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities) so as to qualify as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Government securities,” as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Subadviser selects securities for the Fund’s portfolio by focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.Maximum Maturity: The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund’s portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund’s portfolio was 21 days as of December 31, 2021.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Principal risks impacting the Fund (in alphabetical order after the first three risks) include:Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.Stable Net Asset Value Risk: The Fund may not be able to maintain a NAV per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a repurchase agreement owned by the Fund could default on its obligation.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Repurchase Agreement Risk: In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligation to repurchase the security underlying the repurchase agreement, the Fund may lose money or incur costs arising from exercising its rights under the agreement. If the counterparty fails to fulfill its obligation to repurchase the security and the market value of the security declines, the Fund may lose money. Repurchase agreements are subject to credit risk.Selection Risk: The Subadviser’s judgment about the attractiveness or value of a particular security may be incorrect.U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund’s returns may be adversely affected.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at harborcapital.com or call 800-422-1050.Effective March 1, 2016, the Fund changed its principal investment strategies. The past performance data in the bar chart and table reflect the Fund’s prior principal investment strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter0.53%Q2 2019Worst Quarter0.01%Q2 2021
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current 7-Day SEC Yield for Period Ended
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Current 7-Day SEC Yield for Period Ended
Harbor Money Market Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.28%	[1]
One Year	rr_ExpenseExampleYear01	$ 29
Three Years	rr_ExpenseExampleYear03	112
Five Years	rr_ExpenseExampleYear05	203
Ten Years	rr_ExpenseExampleYear10	$ 471
2012	rr_AnnualReturn2012	0.10%
2013	rr_AnnualReturn2013	0.08%
2014	rr_AnnualReturn2014	0.06%
2015	rr_AnnualReturn2015	0.09%
2016	rr_AnnualReturn2016	0.35%
2017	rr_AnnualReturn2017	0.85%
2018	rr_AnnualReturn2018	1.60%
2019	rr_AnnualReturn2019	1.91%
2020	rr_AnnualReturn2020	0.41%
2021	rr_AnnualReturn2021	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
One Year	rr_AverageAnnualReturnYear01	0.03%
Annualized Five Years	rr_AverageAnnualReturnYear05	0.96%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.54%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Harbor Money Market Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.53%	[1]
One Year	rr_ExpenseExampleYear01	$ 54
Three Years	rr_ExpenseExampleYear03	192
Five Years	rr_ExpenseExampleYear05	341
Ten Years	rr_ExpenseExampleYear10	$ 777
One Year	rr_AverageAnnualReturnYear01	0.03%
Annualized Five Years	rr_AverageAnnualReturnYear05	0.87%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.50%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2002
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.04%
Harbor Money Market Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.05%	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	1.14%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.63%	[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[2]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2023. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.28% and 0.53% for the Institutional Class and Administrative Class, respectively, through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate these agreements.
[2]	Since Inception return based on the inception date of the Institutional Class shares.